Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2023
Financing Income (Expenses), Net [Abstract]
Schedule of Components of the Financing Expenses	Components of the financing expenses
	Year ended December 31,
	2023	2022	2021
Adjustment to liability in respect of government grants (1)	(74)	(86)	(31)
Issuance costs allocated to warrant liability (2)	-	(723)	-
Interest in respect of leasing liability (3)	(22)	(43)	(61)
Interest and discount expenses in respect of promissory notes (4)	(592)	-	-
Revaluation expenses incurred from partial exercise of Commitment Amount under equity line (4)	(531)	-	-
Exchange rate differentials, bank commissions and miscellaneous	-	-	(136)
Total	(1,219)	(852)	(228)
(1)	See Note 11 above.
(2)	See Note 13C2 above.
(3)	See Note 9 above.
(4)	See Note 13C4 above.

Schedule of Components of the Financing Income	Components of the financing income
	Year ended December 31,
	2023	2022	2021
Revaluation income of derivative warrant liability (2)	877	2,954	-
Income from exchange rate differences	458	2,060	-
Interest in respect of bank deposits	272	85	3
Total	1,607	5,099	3
(2)	See Note 13C2 above.